Franklin California Tax-Free Income Fund
Statement of Investments (unaudited), December 31, 2020
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.3%
Diversified Financial Services 0.3%
FHLMC, Multi-family , 2019-ML06 , ACA , 2.493% , 7/25/35 ...................... $ 52,306,538 $ 56,945,605
Total Commercial Mortgage-Backed Securities (Cost $ 53,872,125 ) ................
56,945,605
Municipal Bonds 97.5%
California 96.9%
ABAG Finance Authority for Nonprofit Corp. ,
Asian Americans for Community Involvement of Santa Clara County, Inc. (The) ,
Revenue , California Mortgage Insured , 6.65% , 10/01/22 ................... 145,000 145,610
Eskaton Properties, Inc. Obligated Group , Revenue , 2013 , Refunding , 5% , 11/15/35 10,000,000 10,546,900
Alameda Corridor Transportation Authority ,
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/29 .... 20,000,000 16,825,000
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/30 .... 41,665,000 34,129,468
Alameda Unified School District , GO , 2015A , 5% , 8/01/39 ..................... 18,000,000 21,253,680
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,845,070
Alisal Union School District ,
GO , 2009B , AGMC Insured , Zero Cpn., 8/01/32 ........................... 3,355,000 2,742,779
GO , 2009B , AGMC Insured , Zero Cpn., 8/01/33 ........................... 3,610,000 2,865,979
GO , 2009B , AGMC Insured , Zero Cpn., 2/01/34 ........................... 3,345,000 2,616,660
Alvord Unified School District ,
GO , 2011B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 15,000,000 10,146,000
GO , 2011B , AGMC Insured , Zero Cpn., 8/01/46 ........................... 42,500,000 55,339,250
GO , A , Pre-Refunded , AGMC Insured , 5% , 8/01/42 ........................ 34,690,000 39,017,231
Anaheim City School District , GO , 2011 , Pre-Refunded , AGMC Insured , 6.25% , 8/01/40 7,500,000 7,764,225
Anaheim Public Financing Authority ,
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/24 ......... 26,855,000 26,057,138
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/26 ......... 29,430,000 27,702,753
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/27 ......... 22,860,000 21,063,661
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/28 ......... 14,425,000 12,976,009
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/29 ......... 24,810,000 21,726,117
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/32 ......... 13,665,000 11,005,381
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/33 ......... 37,070,000 28,966,869
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/34 ......... 24,970,000 18,978,948
City of Anaheim , Revenue , 1997 C , AGMC Insured , ETM, Zero Cpn., 3/01/37 ..... 15,080,000 11,845,340
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 8,570,000 8,173,038
Antelope Valley Community College District , GO , 2015 , Pre-Refunded , 5% , 8/01/39 .. 11,750,000 14,047,360
Atascadero Unified School District , GO , A , Pre-Refunded , AGMC Insured , 5% , 8/01/40 6,235,000 6,408,645
Baldwin Park Unified School District ,
GO , 2013 , Pre-Refunded , BAM Insured , 5% , 8/01/43 ....................... 5,000,000 5,616,800
GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn., 8/01/48 .................. 25,000,000 4,297,000
GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn., 8/01/53 .................. 60,000,000 7,017,000
Bay Area Toll Authority ,
Revenue , 2013 S-4 , Pre-Refunded , 5% , 4/01/43 ........................... 36,040,000 39,962,594
Revenue , Pre-Refunded , 5.125% , 4/01/48 ............................... 47,355,000 52,641,239
Revenue , 2013 S-4 , Pre-Refunded , 5.25% , 4/01/53 ........................ 33,000,000 36,776,190
Revenue , 2017 F-1 , 5% , 4/01/56 ...................................... 60,000,000 71,653,800
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 84,260,000 96,603,247
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 72,000,000 81,830,880
Revenue , 2019 S-8 , Refunding , 5% , 4/01/56 ............................. 25,000,000 31,020,000
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 11,927,300
Beaumont Unified School District ,
GO , 2011C , Pre-Refunded , AGMC Insured , 5.75% , 8/01/36 .................. 6,200,000 6,401,066
GO , 2011C , AGMC Insured , Zero Cpn., 8/01/40 ........................... 11,000,000 6,723,200
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,839,642

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Affordable Housing Agency, (continued)
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 2,211,934
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 2,109,636
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 889,504
Revenue , 2010A , AGMC Insured , 5% , 6/01/30 ............................ 770,000 772,333
Revenue , 2010A , AGMC Insured , 5.125% , 6/01/35 ......................... 360,000 361,051
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,313,082
California County Tobacco Securitization Agency ,
Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 ............................. 1,000,000 1,227,080
Revenue, Senior Lien , 2020 A , Refunding , 4% , 6/01/49 ..................... 3,525,000 4,097,142
Alameda County Tobacco Asset Securitization Corp. , Revenue , 2002 , 5.875% ,
6/01/35 ........................................................ 7,355,000 7,363,826
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,338,131
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 1,000,000 1,169,110
Gold Country Settlement Funding Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 225,000 248,416
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 10,295,000 10,781,336
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 18,672,641
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 563,892
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 631,638
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 739,894
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 116,328
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 423,451
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 300,000 359,931
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 430,000 514,177
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 500,000 595,885
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 420,000 498,872
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 500,000 591,915
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 1,120,000 1,291,001
Sonoma County Securitization Corp. , Revenue , 2020 B 1 , Refunding , 5% , 6/01/49 . 1,000,000 1,200,640
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 7,665,000 7,674,198
California Educational Facilities Authority ,
Chapman University , Revenue , 2015 , 5% , 4/01/45 ......................... 10,000,000 11,406,100
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 24,960,000 39,584,813
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 56,950,000 89,864,253
Leland Stanford Junior University (The) , Revenue , U-4 , 5% , 6/01/43 ............ 24,205,000 38,194,280
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 90,580,000 144,794,847
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,000,000 32,909,600
Loma Linda University , Revenue , 2017A , Refunding , 5% , 4/01/47 .............. 11,000,000 12,761,760
Loyola Marymount University , Revenue , 2001A , NATL Insured , Zero Cpn., 10/01/26 7,620,000 7,286,396
Loyola Marymount University , Revenue , 2001A , NATL Insured , Zero Cpn., 10/01/27 7,365,000 6,912,715
Loyola Marymount University , Revenue , 2001A , NATL Insured , Zero Cpn., 10/01/28 4,120,000 3,785,827
Loyola Marymount University , Revenue , 2001A , NATL Insured , Zero Cpn., 10/01/30 5,685,000 4,977,615
Loyola Marymount University , Revenue , 2001A , NATL Insured , Zero Cpn., 10/01/31 7,615,000 6,511,663
Loyola Marymount University , Revenue , 2001A , NATL Insured , Zero Cpn., 10/01/32 7,615,000 6,335,756
Santa Clara University , Revenue , 1999 , AMBAC Insured , Zero Cpn., 9/01/26 ..... 4,500,000 3,836,610
Santa Clara University , Revenue , 2015 , Refunding , 5% , 4/01/45 ............... 15,495,000 17,987,681
University of San Francisco , Revenue , 2018A , 5% , 10/01/48 ................. 10,000,000 12,195,400
University of San Francisco , Revenue , 2018A , 5% , 10/01/53 ................. 10,000,000 12,139,000
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 790,036
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 779,603
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 776,568

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority, (continued)
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 1,000,000 1,185,430
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 590,415
California Health Facilities Financing Authority ,
Revenue , 1992 A , California Mortgage Insured , 6.5% , 12/01/22 ............... 270,000 271,239
Revenue , 2014A , 5% , 10/01/38 ....................................... 5,110,000 5,902,918
Revenue , 2014A , Pre-Refunded , 5% , 10/01/38 ............................ 3,890,000 4,586,777
Revenue , 2016B , 5% , 11/15/46 ....................................... 53,265,000 63,625,575
Revenue , 2016B , Pre-Refunded , 5% , 11/15/46 ............................ 36,705,000 46,720,326
California-Nevada Methodist Homes , Revenue , 2015 , Refunding , California Mortgage
Insured , 5% , 7/01/35 .............................................. 1,000,000 1,182,960
Casa Milagro LLC , Revenue , 2011A , California Mortgage Insured , 6.25% , 2/01/26 . 5,000,000 5,022,100
Children's Hospital Los Angeles Obligated Group , Revenue , 2017A , Refunding , 5% ,
8/15/42 ........................................................ 7,750,000 9,139,110
Children's Hospital Los Angeles Obligated Group , Revenue , 2017A , Refunding , 5% ,
8/15/47 ........................................................ 10,370,000 12,125,330
Children's Hospital of Orange County Obligated Group , Revenue , 2011 A , 5.25% ,
11/01/41 ....................................................... 10,000,000 10,352,800
City of Hope Obligated Group , Revenue , 2019 , 5% , 11/15/49 ................. 37,000,000 44,647,900
CommonSpirit Health Obligated Group , Revenue , 2011 A , Pre-Refunded , 5.25% ,
3/01/41 ........................................................ 50,000,000 50,396,500
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 8,950,000 10,641,908
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/40 . 7,500,000 8,853,150
El Camino Hospital , Revenue , 2017 , 4.125% , 2/01/47 ...................... 11,000,000 12,282,160
El Camino Hospital , Revenue , 2017 , 5% , 2/01/47 .......................... 12,500,000 14,940,250
Kaiser Foundation Hospitals , Revenue , 2017A-2 , 4% , 11/01/38 ............... 25,000,000 29,565,500
Kaiser Foundation Hospitals , Revenue , 2017A-2 , 4% , 11/01/44 ............... 385,000,000 447,920,550
Kaiser Foundation Hospitals , Revenue , 2017A-2 , 5% , 11/01/47 ............... 30,000,000 47,233,800
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2012A , 5% , 8/15/51 .............................................. 39,455,000 41,501,531
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016B , 5% , 8/15/55 .............................................. 12,960,000 15,314,832
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017A , 5% , 11/15/56 .............................................. 22,000,000 26,675,220
Marshall Medical Center , Revenue , 2020A , Refunding , California Mortgage
Insured , 4% , 11/01/40 ............................................. 3,750,000 4,444,987
Marshall Medical Center , Revenue , 2020A , Refunding , California Mortgage
Insured , 5% , 11/01/50 ............................................. 25,065,000 31,787,433
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 800,000 997,072
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 1,625,000 1,990,625
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 1,600,000 1,944,704
Rady Children's Hospital Obligated Group , Revenue , 2011 , 5.25% , 8/15/41 ...... 11,000,000 11,289,410
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/34 ........................................................ 1,000,000 1,184,540
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/39 ........................................................ 1,450,000 1,704,490
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/44 ........................................................ 1,160,000 1,353,233
Stanford Health Care Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 30,900,000 37,033,341
Sutter Health Obligated Group , Revenue , 2013A , Pre-Refunded , 5% , 8/15/52 ..... 89,990,000 101,258,548
Sutter Health Obligated Group , Revenue , 2015A , Pre-Refunded , 5% , 8/15/43 ..... 20,000,000 24,321,800
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 36,810,000 41,572,846
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 13,320,690
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 34,500,000 41,957,520

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Housing Finance ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 14,999,719 16,917,433
Lakeside Drive Senior Housing LP , Revenue , 2019N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 9,844,392 10,351,870
Longshore Cove LP , Revenue , 2020 E , FNMA Insured , 2.5% , 2/01/38 .......... 9,892,141 10,779,862
California Infrastructure & Economic Development Bank ,
Revenue , 2015A , Pre-Refunded , 5% , 10/01/40 ............................ 4,015,000 4,917,130
Revenue , 2015A , Pre-Refunded , 5% , 10/01/43 ............................ 1,900,000 2,326,911
Revenue , 2018 , 5% , 10/01/48 ........................................ 10,000,000 12,601,900
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2015A ,
Refunding , 5% , 11/01/41 ........................................... 8,000,000 8,808,960
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2020B ,
Refunding , 5% , 11/01/29 ........................................... 5,000,000 6,611,850
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 8,000,000 10,146,800
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 30,300,000 38,114,067
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 1,000,204
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 1,007,533
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/55 ....................................................... 915,000 1,063,001
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 19,606,069
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 4% , 7/01/50 ............................................ 10,000,000 11,483,100
State of California Department of Transportation Seismic Surcharge , Revenue, First
Lien , 2003 A , Pre-Refunded , FGIC Insured , 5% , 7/01/29 ................... 50,985,000 66,412,551
State of California Department of Transportation Seismic Surcharge , Revenue, First
Lien , 2003 A , Pre-Refunded , AMBAC Insured , 5% , 7/01/33 ................. 13,460,000 17,668,942
California Municipal Finance Authority ,
4.25% , 1/15/35 ................................................... 49,297,173 57,045,703
Revenue, Senior Lien , 2017A , Refunding , 4% , 8/15/52 ...................... 27,350,000 29,730,818
1717 University Associates LLC , Revenue , 2020 A , 4.5% , 6/01/52 ............. 11,413,000 11,432,630
1717 University Associates LLC , Revenue , 2020A-T , 5.25% , 6/01/52 ........... 3,407,000 3,407,511
Channing House , Revenue , 2017B , California Mortgage Insured , 5% , 5/15/47 .... 10,000,000 11,726,100
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 11,595,900
Community Hospitals of Central California Obligated Group , Revenue , 2015A ,
Refunding , 5% , 2/01/46 ............................................ 15,000,000 16,685,700
Community Hospitals of Central California Obligated Group , Revenue , 2017A ,
Refunding , 5% , 2/01/42 ............................................ 5,500,000 6,434,670
Community Hospitals of Central California Obligated Group , Revenue , 2017A ,
Refunding , 5% , 2/01/47 ............................................ 20,750,000 24,071,037
Eisenhower Medical Center , Revenue , 2017A , Refunding , 5% , 7/01/42 .......... 5,100,000 5,916,102
Eisenhower Medical Center , Revenue , 2017A , Refunding , 5% , 7/01/47 .......... 4,000,000 4,600,920
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 3,162,481
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 27,078,794
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 5,000,000 5,990,650
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 11,800,000 13,945,830
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 61,850,000 72,586,542
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 6,362,510
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/47 .... 8,650,000 9,722,254
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 12,181,800
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 22,940,110

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
South Central Los Angeles Regional Center for Developmentally Disabled Persons ,
Revenue , 2013 , 5.75% , 12/01/43 .................................... 33,895,000 37,338,054
University of La Verne , Revenue , 2017A , Refunding , 4% , 6/01/47 .............. 10,500,000 11,624,760
California Pollution Control Financing Authority ,
a
San Diego County Water Authority , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 . $ 7,250,000 $ 8,729,797
a
San Diego County Water Authority , Revenue , 144A, 2019 , Refunding , 5% , 11/21/45 1,905,000 2,263,121
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 17,169,300
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996B , AGMC Insured , ETM, 5.9% , 9/01/26 ................ 1,165,000 1,363,167
a
California School Finance Authority ,
Kipp SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 942,664
Kipp SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/50 1,140,000 1,318,570
Kipp SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/55 1,075,000 1,237,948
California State Public Works Board ,
Revenue , 2012 A , 5% , 4/01/31 ........................................ 48,070,000 50,789,320
Revenue , 2012 A , 5% , 4/01/32 ........................................ 17,885,000 18,889,779
Revenue , 2012 A , 5% , 4/01/37 ........................................ 29,000,000 30,566,000
Revenue , 2012G , Refunding , 5% , 11/01/31 .............................. 16,520,000 17,878,440
Revenue , 2013I , 5% , 11/01/38 ........................................ 40,000,000 44,766,400
Judicial Council of California , Revenue , 2011 D , Refunding , 5% , 12/01/31 ........ 15,000,000 15,665,100
California State University ,
Revenue , 2011 A , Pre-Refunded , 5% , 11/01/42 ........................... 29,645,000 30,828,429
Revenue , 2014A , Refunding , 5% , 11/01/39 ............................... 23,000,000 26,630,550
Revenue , 2014A , Refunding , 5% , 11/01/44 ............................... 32,345,000 37,384,351
Revenue , 2015A , Refunding , 5% , 11/01/43 ............................... 11,000,000 13,040,610
Revenue , 2017A , Refunding , 5% , 11/01/42 ............................... 29,105,000 35,895,488
Revenue , 2017A , Refunding , 5% , 11/01/47 ............................... 63,000,000 77,080,500
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 19,920,000 25,776,878
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 16,870,000 21,609,120
Revenue , 2018 A , Refunding , 5% , 11/01/50 .............................. 17,385,000 22,018,972
Revenue , 2019 A , 5% , 11/01/44 ....................................... 13,100,000 17,110,958
Revenue , 2019 A , 5% , 11/01/49 ....................................... 90,295,000 116,816,447
Revenue , 2019 A , 5% , 11/01/51 ....................................... 40,470,000 52,237,462
Revenue , 2020C , 4% , 11/01/45 ....................................... 10,000,000 12,174,900
California Statewide Communities Development Authority ,
Revenue , 2004 A , Pre-Refunded , AGMC Insured , 5.25% , 10/01/24 ............. 225,000 225,812
Adventist Health System/West Obligated Group , Revenue , 2015A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 11,051,438
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 81,885,986
CHF-Irvine LLC , Revenue , 2011 , Refunding , 5.125% , 5/15/31 ................ 8,000,000 8,107,360
CHF-Irvine LLC , Revenue , 2011 , Refunding , 5.375% , 5/15/38 ................ 8,500,000 8,607,695
Collis P and Howard Huntington Memorial Hospital Obligated Group , Revenue , 2018 ,
5% , 7/01/48 .................................................... 7,980,000 9,651,411
Community Church Retirement Center , Revenue , 2013 , California Mortgage
Insured , 5.125% , 11/15/35 ......................................... 2,000,000 2,234,800
Community Church Retirement Center , Revenue , 2013 , California Mortgage
Insured , 5.375% , 11/15/44 ......................................... 7,250,000 8,141,315
Henry Mayo Newhall Memorial Hospital , Revenue , 2014 , AGMC Insured , 5.25% ,
10/01/43 ....................................................... 3,000,000 3,373,650
b
Kaiser Foundation Hospitals , Revenue , 2004 L , Mandatory Put , 5% , 11/01/29 ..... 26,025,000 35,274,025
Kaiser Foundation Hospitals , Revenue , 2012 A , 5% , 4/01/42 ................. 88,945,000 93,723,125
Olive Street Preservation LP , Revenue , 2009L , GNMA Insured , 5.1% , 7/20/50 .... 10,000,000 10,109,600
Poway RHF Housing, Inc. , Revenue , 2013A , California Mortgage Insured , 5.25% ,
11/15/35 ....................................................... 2,000,000 2,241,820

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
UniHealth Foundation , COP , 1993-A , Pre-Refunded , AMBAC Insured , 5.75% ,
10/01/25 ....................................................... 2,220,000 2,311,264
Campbell Union School District , GO , 1996B , NATL Insured , Zero Cpn., 8/01/21 ..... $ 6,280,000 $ 6,267,440
Carlsbad Unified School District ,
GO , 2009B , Refunding , 6% , 5/01/34 .................................... 14,000,000 16,584,680
GO , 2011C , Zero Cpn., 8/01/35 ....................................... 33,000,000 41,242,740
Castro Valley Unified School District , COP , 2011 , AGMC Insured , 5% , 9/01/32 ...... 2,620,000 2,686,260
Centinela Valley Union High School District ,
GO , 2004 A , Refunding , NATL Insured , 5.5% , 8/01/33 ...................... 15,630,000 20,454,512
GO , 2012 B , Refunding , AGMC Insured , 5% , 8/01/50 ....................... 3,850,000 4,120,963
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ 1,675,000 1,679,992
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 .................. 27,500,000 31,722,075
Charter Oak Unified School District , GO , 2015A , AGMC Insured , 5% , 8/01/40 ...... 5,000,000 5,876,850
Chico Unified School District , GO , 2012 A , 5% , 8/01/43 ....................... 8,000,000 8,844,880
Chino Valley Unified School District ,
GO , 2020 B , 4% , 8/01/45 ............................................ 3,000,000 3,604,230
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 22,875,130
GO , 2020 B , 5% , 8/01/55 ............................................ 12,500,000 16,309,000
City & County of San Francisco , Eastern Park Apartments LP , Revenue , 2019J , FNMA
Insured , 2.55% , 7/01/39 ............................................. 56,506,000 59,848,330
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 943,593
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 995,256
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 1,223,277
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,710,222
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 833,213
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,641,015
City of Long Beach ,
Harbor , Revenue , 2017C , Refunding , 5% , 5/15/47 ......................... 12,210,000 14,518,179
Harbor , Revenue , 2019A , 5% , 5/15/49 .................................. 18,205,000 22,527,231
City of Los Angeles ,
Revenue , 1993-1 , Refunding , NATL, FHA Insured , 6.5% , 7/01/22 .............. 155,000 155,615
Department of Airports , Revenue , 2015D , 5% , 5/15/41 ...................... 14,500,000 16,702,840
Department of Airports , Revenue , 2016B , 5% , 5/15/41 ...................... 12,500,000 14,710,250
Department of Airports , Revenue , 2016B , 5% , 5/15/46 ...................... 53,000,000 61,835,100
Department of Airports , Revenue , 2017A , 5% , 5/15/47 ...................... 50,350,000 59,834,933
Department of Airports , Revenue , 2018 A , 5% , 5/15/44 ...................... 60,000,000 72,932,400
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 11,713,839
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/43 ............. 15,005,000 19,010,435
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/48 ............. 33,145,000 41,592,335
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 12,322,100
Department of Airports , Revenue , 2019 E , 5% , 5/15/44 ...................... 22,135,000 27,740,467
Department of Airports , Revenue , 2019 E , 5% , 5/15/49 ...................... 62,940,000 78,248,896
Department of Airports , Revenue , 2019 F , 5% , 5/15/44 ...................... 2,950,000 3,665,759
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,500,000 13,914,180
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 8,000,000 10,516,080
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 9,925,000 13,001,651
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/39 ............. 10,265,000 13,404,756
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 10,000,000 13,029,600
Department of Airports , Revenue, Senior Lien , 2020C , 5% , 5/15/45 ............ 50,000,000 63,368,000
Department of Airports , Revenue, Senior Lien , 2020C , 4% , 5/15/50 ............ 35,000,000 40,874,750
Wastewater System , Revenue , 2015-A , 5% , 6/01/44 ....................... 9,000,000 10,536,030
Wastewater System , Revenue , 2015-C , Refunding , 5% , 6/01/45 ............... 24,690,000 28,869,029
Wastewater System , Revenue , 2018A , 5% , 6/01/48 ........................ 11,275,000 14,160,723

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Ontario ,
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 457,962
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,731,344
City of Pasadena , Electric , Revenue , 2016A , Refunding , 4% , 6/01/46 ............ $ 22,625,000 $ 25,512,176
City of Perris , Revenue , 1988A , GNMA Insured , ETM, Zero Cpn., 6/01/23 ......... 19,095,000 18,781,269
City of Riverside ,
Electric , Revenue , 2013A , Refunding , 5% , 10/01/43 ........................ 11,535,000 12,846,530
Sewer , Revenue , 2015A , Refunding , 5% , 8/01/40 .......................... 25,000,000 29,679,500
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........ 5,000 5,015
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 6,035,000 7,084,547
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 19,830,000 23,081,129
Transient Occupancy Tax , Revenue , 2018 C , 5% , 6/01/48 ................... 9,415,000 10,801,170
Water , Revenue , 2013 , Pre-Refunded , 5% , 9/01/38 ........................ 21,630,000 24,415,295
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2012 A , Pre-Refunded , 5% , 11/01/36 . 23,490,000 25,007,219
Public Utilities Commission Water , Revenue , 2012 A , Pre-Refunded , 5% , 11/01/43 . 71,735,000 76,368,364
Public Utilities Commission Water , Revenue , 2020A , 5% , 11/01/50 ............. 35,000,000 46,293,100
Public Utilities Commission Water , Revenue , ABCD 2011A , Pre-Refunded , 5% ,
11/01/41 ....................................................... 5,800,000 6,034,030
City of San Jose ,
Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/36 .............................. 10,000,000 10,092,100
Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 .............................. 10,000,000 10,078,300
City of Santa Rosa ,
Wastewater , Revenue , 2020 A , 5% , 9/01/34 .............................. 6,700,000 9,117,226
Wastewater , Revenue , 2020 A , 5% , 9/01/35 .............................. 3,000,000 4,060,470
City of Upland ,
San Antonio Regional Hospital Obligated Group , COP , Pre-Refunded , 6.5% , 1/01/41 34,130,000 34,130,000
San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% , 1/01/47 ... 14,400,000 16,427,088
Coachella Valley Unified School District ,
GO , C , AGMC Insured , Zero Cpn., 8/01/36 ............................... 8,000,000 5,906,320
GO , C , AGMC Insured , Zero Cpn., 8/01/37 ............................... 8,000,000 5,735,200
GO , C , AGMC Insured , Zero Cpn., 8/01/40 ............................... 7,500,000 4,937,925
GO , C , AGMC Insured , Zero Cpn., 8/01/43 ............................... 10,000,000 5,724,100
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 ..... 13,210,000 15,802,066
Colton Joint Unified School District , GO , 2010B , AGMC Insured , Zero Cpn., 8/01/42 . 16,365,000 9,196,639
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien , 2010B , 5.7% , 8/01/30 ......................... 10,000,000 10,031,600
Tax Allocation, Second Lien , 2010B , 6% , 8/01/35 .......................... 11,160,000 11,193,592
Tax Allocation, Second Lien , 2010B , 6% , 8/01/42 .......................... 10,000,000 10,028,700
Contra Costa Community College District ,
GO , 2020 C , 4% , 8/01/33 ............................................ 1,500,000 1,906,005
GO , 2020 C , 4% , 8/01/34 ............................................ 1,375,000 1,731,015
Corona Community Facilities District ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax ,
2020 , 4% , 9/01/45 ................................................ 650,000 713,973
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax ,
2020 , 4% , 9/01/50 ................................................ 1,500,000 1,641,300
Corona-Norco Unified School District ,
GO , 1998 B , AGMC Insured , Zero Cpn., 9/01/23 ........................... 2,320,000 2,285,641
GO , 1998 B , AGMC Insured , Zero Cpn., 9/01/24 ........................... 2,620,000 2,560,762
GO , 1998 B , AGMC Insured , Zero Cpn., 3/01/25 ........................... 1,400,000 1,362,578
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/25 ........................... 4,655,000 4,499,337
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/26 ........................... 6,080,000 5,797,766
GO , A , Pre-Refunded , 5% , 8/01/44 ..................................... 20,000,000 24,234,800

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Madera ,
Childrens Hospital Central California Obligated Group , COP , 1995 , NATL
Insured , 5.75% , 3/15/28 ........................................... 27,500,000 27,594,875
Childrens Hospital Central California Obligated Group , COP , 1998 , NATL
Insured , 5% , 3/15/23 .............................................. 5,345,000 5,386,050
County of Riverside , Revenue , 1988 B , GNMA Insured , ETM, Zero Cpn., 6/01/23 ... $ 26,160,000 $ 25,822,798
County of Sacramento ,
Airport System , Revenue , 2016B , Refunding , 5% , 7/01/41 ................... 9,000,000 10,676,880
Airport System , Revenue, Senior Lien , 2016A , Refunding , 5% , 7/01/41 .......... 10,000,000 11,863,200
County of San Bernardino , Revenue , 1989 A , GNMA Insured , ETM, Zero Cpn., 5/01/22 4,445,000 4,249,953
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,916,105
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 696,388
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 772,065
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/50 ........ 1,000,000 1,098,070
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 11,031,781
Delano Union School District , COP , 1999 , NATL Insured , 5.125% , 1/01/22 ......... 695,000 709,192
East Bay Municipal Utility District ,
Water System , Revenue , 2014A , Refunding , 5% , 6/01/35 .................... 10,000,000 11,527,000
Water System , Revenue , 2014C , 5% , 6/01/44 ............................ 14,000,000 15,994,720
Water System , Revenue , 2015A , Refunding , 5% , 6/01/36 .................... 7,355,000 8,715,013
Water System , Revenue , 2015C , 4% , 6/01/45 ............................ 9,070,000 10,187,968
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 5,213,480
Water System , Revenue , 2019 A , 5% , 6/01/49 ............................ 11,700,000 15,131,727
Eastern Municipal Water District Financing Authority , Revenue , 2015B , 5% , 7/01/46 . 30,705,000 36,232,821
El Dorado Irrigation District ,
COP , 2020 A , 4% , 3/01/45 ........................................... 5,000,000 5,959,150
COP , 2020 A , 4% , 3/01/50 ........................................... 15,330,000 18,081,735
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38 1,500,000 1,743,135
Fairfax Elementary School District ,
GO , 2010 , Pre-Refunded , AGMC Insured , 5.75% , 11/01/40 .................. 2,250,000 2,353,680
GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ........................... 10,380,000 4,390,325
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 20,698,475
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5% , 1/15/42 ................... 10,000,000 11,022,500
Revenue , 2013 A , Refunding , 5.75% , 1/15/46 ............................. 260,000,000 292,549,400
Revenue , 2013 A , Pre-Refunded , 6% , 1/15/49 ............................ 305,000,000 358,271,300
Revenue , 2013 A , Pre-Refunded , 6% , 1/15/53 ............................ 190,000,000 223,185,400
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/31 .............. 35,000,000 42,323,400
Revenue , 2013 A , Refunding , AGMC Insured , 0% , 1/15/32 ................... 37,260,000 45,124,468
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/37 .............. 41,250,000 29,193,038
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/38 .............. 77,650,000 53,274,112
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/39 .............. 56,100,000 37,275,084
Revenue , Refunding , Zero Cpn., 1/15/42 ................................ 228,000,000 185,465,600
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/22 .................... 30,835,000 30,758,838
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/23 .................... 5,765,000 5,725,049
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/24 .................... 72,045,000 71,168,212
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/25 .................... 20,660,000 20,284,814
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,874,509
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/27 .................... 15,000,000 14,471,400
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,906,000
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/29 .................... 35,310,000 32,761,324

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Fort Bragg Unified School District , GO , 2011 , Pre-Refunded , AGMC Insured , 5.125% ,
8/01/41 ......................................................... $ 4,380,000 $ 4,506,407
Fowler Unified School District ,
GO , 2010C , AGMC Insured , Zero Cpn., 8/01/41 ........................... 3,095,000 1,969,348
GO , 2010C , AGMC Insured , Zero Cpn., 8/01/42 ........................... 3,005,000 1,849,818
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 . 5,000,000 5,623,700
Fresno Unified School District ,
GO , 1999C , Refunding , NATL Insured , 5.9% , 8/01/22 ....................... 3,000,000 3,112,830
GO , B , Refunding , Zero Cpn., 8/01/41 .................................. 35,000,000 8,819,300
GO , G , Refunding , Zero Cpn., 8/01/41 .................................. 47,000,000 11,838,830
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 .......... 3,030,000 2,992,034
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013
A , Refunding , AGMC Insured , 5% , 9/01/31 ............................... 2,500,000 2,759,475
Glendale Community College District ,
GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28 ........................... 15,000,000 12,117,300
GO , 2016B , 4% , 8/01/50 ............................................ 34,950,000 41,408,410
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 3,715,000 3,725,885
Golden State Tobacco Securitization Corp. ,
Revenue , 2015A , Refunding , 5% , 6/01/35 ............................... 25,000,000 29,293,750
Revenue , 2015A , Refunding , 5% , 6/01/40 ............................... 212,525,000 247,168,700
Revenue , 2015A , Refunding , 5% , 6/01/45 ............................... 308,395,000 355,890,914
Revenue , 2018A-1 , Refunding , 5% , 6/01/35 .............................. 28,340,000 34,403,627
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24 5,110,000 5,032,941
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ...... 10,000,000 11,704,500
Hacienda La Puente Unified School District , GO , 2017A , 4% , 8/01/47 ............ 655,000 754,868
Hartnell Community College District , GO , 2009C , 0% , 8/01/33 .................. 20,000,000 27,571,800
Hawthorne School District , GO , 2008-C , AGMC Insured , Zero Cpn., 8/01/48 ....... 37,665,000 15,879,941
Hayward Unified School District , GO , 2020 , AGMC Insured , 4% , 8/01/45 .......... 10,000,000 11,897,700
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28 10,005,000 8,668,932
Huntington Beach Union High School District , COP , 2010 , AGMC Insured , 5.25% ,
9/01/39 ......................................................... 2,000,000 2,005,520
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,960,000 3,457,606
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,250,000 7,202,562
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 8,000,000 9,300,560
Special Tax , 2020 A , BAM Insured , 4% , 9/01/54 ........................... 12,285,000 14,232,173
Community Facilities District No. 01-1 , Special Tax , 2015 , Refunding , BAM
Insured , 5% , 9/01/38 .............................................. 7,000,000 8,026,690
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 10,000,000 11,728,100
Jefferson Union High School District ,
GO , 2000A , Refunding , NATL Insured , 6.45% , 8/01/25 ...................... 3,045,000 3,461,769
GO , 2000A , Refunding , NATL Insured , 6.45% , 8/01/29 ...................... 3,075,000 4,127,019
Jurupa Public Financing Authority ,
Special Tax , 2013 A , AGMC Insured , 5.125% , 9/01/37 ...................... 4,000,000 4,408,920
Special Tax , 2013 A , AGMC Insured , 5.25% , 9/01/42 ....................... 3,250,000 3,576,332
Jurupa Unified School District , GO , 2015A , 5% , 8/01/39 ...................... 10,165,000 11,982,502
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,860,695
La Palma Community Development Commission , Tax Allocation , 1993 , Refunding ,
6.1% , 6/01/22 .................................................... 145,000 146,915
Lake Elsinore Unified School District , GO , B , BAM Insured , 4% , 8/01/49 .......... 12,330,000 13,973,589
Lakeside Union School District , GO , 2010B , Zero Cpn., 8/01/45 ................. 11,540,000 6,014,994
Lammersville Joint Unified School District , GO , 2016A , 4% , 8/01/46 ............. 41,340,000 46,954,385
Lancaster School District ,
GO , 1999 , NATL Insured , Zero Cpn., 8/01/25 ............................. 5,495,000 5,290,696
GO , 1999 , NATL Insured , Zero Cpn., 7/01/26 ............................. 5,965,000 5,664,543

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/39 ........................ 10,280,000 10,318,036
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/44 ........................ 6,085,000 6,107,393
Lemon Grove School District , GO , 2010B , AGMC Insured , Zero Cpn., 8/01/50 ...... $ 20,990,000 $ 9,375,393
Local Public Schools Funding Authority School Improvement District No. 2016-1 , GO ,
2020 A , BAM Insured , 3% , 8/01/46 ..................................... 13,060,000 13,818,917
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 .......................... 15,000,000 17,481,750
Long Beach Bond Finance Authority ,
Revenue , 2007A , 5.5% , 11/15/28 ...................................... 8,000,000 10,546,000
Revenue , 2007A , 5% , 11/15/29 ....................................... 17,465,000 22,669,046
Revenue , 2007A , 5.5% , 11/15/30 ...................................... 5,000,000 6,812,250
Revenue , 2007A , 5% , 11/15/35 ....................................... 69,855,000 98,049,177
Revenue , 2007A , 5.5% , 11/15/37 ...................................... 35,000,000 52,722,250
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 ....... 10,000,000 12,118,500
Los Angeles County Metropolitan Transportation Authority ,
Revenue , 2016A , Refunding , 5% , 6/01/35 ............................... 17,655,000 21,596,832
Revenue , 2016A , Refunding , 5% , 6/01/37 ............................... 10,970,000 13,373,746
Revenue , 2016A , Refunding , 5% , 6/01/38 ............................... 28,160,000 34,263,962
Revenue , 2016A , Refunding , 5% , 6/01/39 ............................... 10,000,000 12,144,000
Revenue , 2019 A , 5% , 7/01/44 ........................................ 32,030,000 40,359,081
Revenue , 2020 A , Refunding , 5% , 6/01/36 ............................... 18,950,000 25,555,970
Revenue , 2020 A , Refunding , 5% , 6/01/37 ............................... 16,500,000 22,178,310
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2016 A ,
Refunding , 4% , 10/01/42 ............................................ 16,430,000 18,384,184
Los Angeles Department of Water ,
Revenue , 2012A , 5% , 7/01/43 ........................................ 81,095,000 86,647,575
Revenue , 2014A , 5% , 7/01/44 ........................................ 50,000,000 57,444,000
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... 62,660,000 74,531,563
Revenue , 2017A , Refunding , 5% , 7/01/44 ............................... 72,060,000 88,356,369
Revenue , 2018 A , 5% , 7/01/43 ........................................ 13,805,000 17,329,692
Revenue , 2018 A , 5% , 7/01/48 ........................................ 22,375,000 27,859,784
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 10,000,000 12,650,700
c
Revenue , 2020 C , Refunding , 5% , 7/01/37 ............................... 4,000,000 5,429,720
c
Revenue , 2020 C , Refunding , 5% , 7/01/38 ............................... 5,000,000 6,767,700
c
Revenue , 2020 C , Refunding , 5% , 7/01/39 ............................... 6,435,000 8,688,666
c
Revenue , 2020 C , Refunding , 5% , 7/01/40 ............................... 7,000,000 9,413,250
c
Revenue , 2020 C , Refunding , 5% , 7/01/41 ............................... 5,500,000 7,371,595
Revenue , 2020A , Refunding , 5% , 7/01/41 ............................... 15,000,000 20,104,350
Revenue , 2020A , Refunding , 5% , 7/01/50 ............................... 14,875,000 19,579,070
Los Angeles Department of Water & Power ,
Revenue , 2020 B , Refunding , 5% , 7/01/39 ............................... 13,000,000 17,483,440
Revenue , 2020 B , Refunding , 5% , 7/01/40 ............................... 40,520,000 54,316,655
Revenue , 2020 B , Refunding , 5% , 7/01/45 ............................... 10,775,000 14,236,253
Revenue , 2020 B , Refunding , 5% , 7/01/50 ............................... 70,265,000 92,121,631
Power System , Revenue , 2014 D , 5% , 7/01/44 ............................ 51,940,000 59,575,699
Power System , Revenue , 2014 E , 5% , 7/01/44 ............................ 34,000,000 38,998,340
Power System , Revenue , 2014B , 5% , 7/01/43 ............................ 62,000,000 69,891,360
Power System , Revenue , 2015A , Refunding , 5% , 7/01/35 ................... 15,105,000 17,662,125
Power System , Revenue , 2015A , Refunding , 5% , 7/01/36 ................... 17,795,000 20,776,908
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 17,801,700
Power System , Revenue , 2016B , 5% , 7/01/35 ............................ 11,995,000 14,487,921
Power System , Revenue , 2017A , 5% , 7/01/42 ............................ 7,710,000 9,473,894
Power System , Revenue , 2017A , 5% , 7/01/47 ............................ 16,000,000 19,504,000
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/44 ................... 8,450,000 10,940,215
Power System , Revenue , 2019A , 5% , 7/01/45 ............................ 18,980,000 24,214,684
Power System , Revenue , 2019A , 5% , 7/01/49 ............................ 9,185,000 11,655,490

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Unified School District ,
GO , 2020 A , Refunding , 5% , 7/01/32 ................................... 18,480,000 25,232,592
GO , 2020 A , Refunding , 5% , 7/01/33 ................................... 16,520,000 22,434,490
GO , 2020 C , 4% , 7/01/33 ............................................ 2,000,000 2,509,000
GO , 2020 C , 4% , 7/01/36 ............................................ 11,885,000 14,700,200
GO , 2020 C , 4% , 7/01/37 ............................................ 15,000,000 18,490,950
GO , 2020 C , 4% , 7/01/38 ............................................ 7,500,000 9,218,400
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 28,200,000 34,056,294
Los Gatos-Saratoga Joint High School District ,
GO , A , 4% , 8/01/39 ................................................ 10,635,000 11,829,204
GO , A , 4% , 8/01/44 ................................................ 16,090,000 17,808,090
Martinez Financing Authority ,
City of Martinez , Revenue , 2020A , 4% , 12/01/45 .......................... 2,405,000 2,926,548
City of Martinez , Revenue , 2020A , 4% , 12/01/50 .......................... 2,935,000 3,544,101
McFarland Public Financing Authority , Revenue , 2010A , AGMC Insured , 5% , 10/01/40 $ 5,115,000 $ 5,131,112
Mendocino-Lake Community College District , GO , 2011B , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 7,500,000 7,671,675
Metropolitan Water District of Southern California ,
Revenue , 2015 A , 5% , 7/01/40 ........................................ 10,000,000 11,868,200
Revenue , 2020 A , 5% , 10/01/45 ....................................... 16,665,000 21,862,314
Revenue , 2020 C , Refunding , 5% , 7/01/39 ............................... 16,000,000 21,740,960
Revenue , 2020 C , Refunding , 5% , 7/01/40 ............................... 20,000,000 27,087,400
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 ............. 11,220,000 13,179,124
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 7,275,000 7,786,651
Miracosta Community College District , GO , B , 4% , 8/01/45 .................... 25,405,000 30,846,751
Modesto High School District ,
GO , 2002 A , NATL Insured , Zero Cpn., 8/01/21 ........................... 9,660,000 9,642,902
GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ........................... 10,815,000 10,663,049
GO , 2002 A , NATL Insured , Zero Cpn., 5/01/27 ........................... 12,770,000 11,999,841
Monterey Peninsula Unified School District ,
GO , 2011A , Pre-Refunded , AGMC Insured , 5.75% , 8/01/41 .................. 17,500,000 18,067,525
GO , 2016C , Refunding , 5% , 8/01/41 ................................... 11,190,000 13,560,601
Moorpark Unified School District , GO , 2009A , AGMC Insured , Zero Cpn., 8/01/32 ... 5,870,000 4,820,914
Moreno Valley Unified School District ,
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 6,071,178
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 6,250,488
GO , A , AGMC Insured , 5% , 8/01/44 .................................... 29,220,000 34,258,697
Morgan Hill Financing Authority , City of Morgan Hill , Revenue , 2020 , 4% , 10/01/45 .. 3,880,000 4,683,354
Mount San Antonio Community College District , GO , 2013 A , 0% , 8/01/43 ......... 55,000,000 59,612,300
Mountain House Public Financing Authority ,
Mountain House Community Services District , Revenue , 2020 A , BAM Insured , 4% ,
12/01/45 ....................................................... 3,250,000 3,818,262
Mountain House Community Services District , Revenue , 2020 A , BAM Insured , 4% ,
12/01/50 ....................................................... 6,000,000 6,989,520
Mountain House Community Services District , Revenue , 2020 B , BAM Insured , 4% ,
12/01/40 ....................................................... 2,750,000 3,242,223
Mountain House Community Services District , Revenue , 2020 B , BAM Insured , 4% ,
12/01/43 ....................................................... 4,000,000 4,670,400
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 ..................... 25,000,000 41,699,750
M-S-R Public Power Agency , Revenue , E , NATL Insured , ETM, 6% , 7/01/22 ....... 3,730,000 3,942,535
Needles Public Financing Authority , Revenue , 1992-A , 7.5% , 8/15/22 ............ 290,000 290,713
Newport Mesa Unified School District , GO , 2011 , 0% , 8/01/42 .................. 20,000,000 28,317,600
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017A , Refunding , 5% , 3/01/41 ............................... 10,000,000 11,818,100
Revenue , 2017A , Refunding , 5% , 3/01/47 ............................... 20,000,000 23,403,400
Revenue , 2017B , Refunding , 5% , 3/01/47 ............................... 10,000,000 11,835,000

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Northern California Power Agency , Revenue , 1986 A , Pre-Refunded , AMBAC Insured ,
7.5% , 7/01/23 .................................................... $ 1,505,000 $ 1,557,826
Oak Grove School District , GO , B-1 , Pre-Refunded , Zero Cpn., 6/01/41 ........... 36,240,000 8,448,631
Ocean View School District , GO , B , 2.5% , 8/01/49 ........................... 9,775,000 10,090,733
Oceanside Unified School District ,
GO , 2010B , AGMC Insured , Zero Cpn., 8/01/38 ........................... 10,590,000 7,394,467
GO , 2010B , AGMC Insured , Zero Cpn., 8/01/39 ........................... 7,860,000 5,327,744
GO , 2015 , Refunding , 5% , 8/01/48 ..................................... 12,000,000 14,104,440
Ontario Montclair School District , GO , 2017A , 5% , 8/01/46 .................... 11,765,000 14,428,949
Orange Community Facilities District , Special Tax , 2015 , Refunding , AGMC Insured ,
5% , 10/01/40 ..................................................... 7,500,000 8,830,425
Orange County Sanitation District , Revenue , 2015A , Refunding , 5% , 2/01/36 ....... 8,350,000 9,667,129
Orange County Water District ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 13,740,000 17,190,664
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 5,973,523
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 4,491,363
Oxnard School District , GO , C , Pre-Refunded , BAM Insured , 4% , 8/01/44 ......... 10,755,000 12,196,600
Palomar Community College District ,
GO , 2010B , 0% , 8/01/39 ............................................ 69,410,000 91,009,004
GO , C , Pre-Refunded , 5% , 8/01/44 .................................... 35,120,000 42,645,513
Palomar Health ,
GO , 2009A , AGMC Insured , 7% , 8/01/38 ................................ 36,000,000 52,106,400
GO , 2010A , 6.75% , 8/01/40 .......................................... 60,000,000 84,991,800
Obligated Group , Revenue , 2017 , Refunding , AGMC Insured , 5% , 11/01/47 ...... 35,000,000 41,577,900
Paramount Unified School District ,
GO , 2011 , Pre-Refunded , AGMC Insured , 5% , 8/01/46 ...................... 11,270,000 11,583,869
GO , 2013 , Pre-Refunded , BAM Insured , 5% , 8/01/48 ....................... 2,450,000 2,752,232
GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn., 8/01/43 .................. 32,000,000 8,251,840
GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn., 8/01/48 .................. 28,000,000 4,853,800
Patterson Joint Unified School District ,
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/22 ........................... 1,900,000 1,882,311
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/23 ........................... 1,985,000 1,948,615
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/24 ........................... 2,075,000 2,014,078
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/25 ........................... 2,170,000 2,082,679
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/26 ........................... 2,265,000 2,139,814
Perris Joint Powers Authority , Community Facilities District No. 2018-1 , Special Tax ,
2020 , 4% , 9/01/50 ................................................. 1,125,000 1,244,070
Perris Union High School District ,
COP , 2019 , Refunding , BAM Insured , 5% , 10/01/48 ........................ 10,000,000 12,584,300
GO , 2013 A , AGMC Insured , 5% , 9/01/42 ................................ 5,000,000 5,503,000
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 ............. 11,000,000 12,532,630
Pittsburg Unified School District Financing Authority , Revenue , 2011 , Pre-Refunded ,
AGMC Insured , 5.5% , 9/01/46 ........................................ 9,980,000 10,334,390
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , Zero Cpn., 8/01/43 ....................................... 27,955,000 16,849,876
GO , 2008 D , Zero Cpn., 8/01/46 ....................................... 89,200,000 46,289,448
GO , 2008 D , Zero Cpn., 8/01/49 ....................................... 85,000,000 39,915,150
Pomona Unified School District , GO , C , AGMC Insured , 5.25% , 8/01/40 .......... 16,000,000 16,468,480
Port of Los Angeles , Revenue , 2014B , Refunding , 5% , 8/01/44 ................. 10,300,000 11,721,709
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015A , Refunding , 5% , 12/15/31 ........................... 10,180,000 13,995,566
Tax Allocation , 2015A , Refunding , 5% , 12/15/32 ........................... 11,215,000 15,659,280
Tax Allocation , 2015A , Refunding , 5% , 6/15/33 ............................ 5,835,000 8,260,843
Poway Unified School District ,
Community Facilities District No. 16 , Special Tax , 2020 , AGMC Insured , 4% , 9/01/50 7,500,000 8,733,525
Facilities Improvement District No. 2007-1 , GO , B , Zero Cpn., 8/01/46 .......... 45,000,000 22,197,150

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Redlands Unified School District ,
Special Tax , 2020 , 3% , 9/01/43 ....................................... 600,000 603,096
Special Tax , 2020 , 4% , 9/01/50 ....................................... 600,000 663,894
Regents of the University of California ,
Medical Center , Revenue , 2013J , 5% , 5/15/48 ............................ 75,000,000 81,881,250
Medical Center , Revenue , 2016L , Refunding , 5% , 5/15/47 ................... 49,575,000 59,335,822
Rialto Unified School District , GO , 2011A , AGMC Insured , 0% , 8/01/41 ........... $ 27,000,000 $ 36,166,500
Rio Hondo Community College District , GO , 2010C , Zero Cpn., 8/01/35 .......... 10,000,000 7,677,200
Ripon Unified School District ,
GO , 2013 A , Refunding , BAM Insured , 5% , 8/01/42 ........................ 2,315,000 2,583,424
GO , 2013 A , Pre-Refunded , BAM Insured , 5% , 8/01/42 ..................... 705,000 792,942
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric , Revenue , 2020 , AGMC Insured , 4% , 9/01/45 ... 2,250,000 2,614,815
Lathrop Irrigation District Electric , Revenue , 2020 , AGMC Insured , 4% , 9/01/50 ... 3,155,000 3,644,088
Riverside County Asset Leasing Corp. ,
County of Riverside , Revenue , 1997A , NATL Insured , Zero Cpn., 6/01/23 ........ 14,160,000 13,958,503
County of Riverside , Revenue , 1997A , NATL Insured , Zero Cpn., 6/01/24 ........ 13,005,000 12,693,010
Riverside County Transportation Commission ,
Revenue , 2013 A , Pre-Refunded , 5.25% , 6/01/39 .......................... 11,000,000 12,352,230
Revenue, Senior Lien , 2013A , 5.75% , 6/01/48 ............................ 10,000,000 10,857,600
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 13,011,788
Rocklin Unified School District ,
GO , 2003 , NATL Insured , Zero Cpn., 8/01/25 ............................. 8,160,000 7,906,877
GO , 2003 , NATL Insured , Zero Cpn., 8/01/26 ............................. 8,695,000 8,310,681
GO , 2003 , NATL Insured , Zero Cpn., 8/01/27 ............................. 9,080,000 8,523,759
GO , 2003 , NATL Insured , Zero Cpn., 8/01/28 ............................. 16,615,000 15,268,520
Community Facilities District No. 3 , Special Tax , 2019 , BAM Insured , 4% , 9/15/49 .. 11,825,000 13,714,044
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007R , NATL Insured , ETM, 5% , 8/01/37 ................................ 1,380,000 1,441,589
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 .......... 5,000,000 6,088,150
Sacramento Area Flood Control Agency , Special Assessment , 2020 , 4% , 10/01/47 .. 10,620,000 12,642,260
Sacramento City Unified School District , GO , 2017E , 4% , 5/01/47 ............... 20,000,000 22,248,000
Sacramento County Sanitation Districts Financing Authority ,
Revenue , 2014A , Refunding , 5% , 12/01/44 .............................. 25,000,000 28,453,250
Sacramento Regional County Sanitation District , Revenue , 2020 A , Refunding , 5% ,
12/01/45 ....................................................... 9,000,000 12,005,370
Sacramento Regional County Sanitation District , Revenue , 2020 A , Refunding , 5% ,
12/01/50 ....................................................... 10,000,000 13,207,100
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/39 ....................................... 3,135,000 4,132,087
Revenue , 2019 G , 5% , 8/15/41 ....................................... 2,500,000 3,276,975
Electric System , Revenue , 2020 H , 5% , 8/15/50 ........................... 51,700,000 67,853,148
Salida Area Public Facilities Financing Agency , Special Tax , 2011 , Pre-Refunded ,
AGMC Insured , 5% , 9/01/30 .......................................... 5,435,000 5,610,224
San Bernardino Community College District , GO , 2009B , Zero Cpn., 8/01/48 ....... 66,390,000 32,677,158
San Buenaventura Public Facilities Financing Authority ,
Revenue , 2014 C , Pre-Refunded , 5% , 1/01/39 ............................ 8,500,000 9,710,825
Revenue , Pre-Refunded , 5% , 1/01/44 .................................. 19,395,000 22,157,818
San Diego Community College District , GO , 2009B , 6% , 8/01/33 ................ 26,880,000 36,026,995
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 9,000,000 11,290,770
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 6,220,600
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 3,000,000 3,413,820
Revenue , 2019 B , Refunding , 5% , 7/01/49 ............................... 5,000,000 6,132,600
Special Facilities , Revenue , 2014A , 5% , 7/01/44 .......................... 5,645,000 6,178,001

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Transportation Commission ,
Revenue , 2014A , Pre-Refunded , 5% , 4/01/44 ............................. 54,915,000 63,092,942
Revenue , 2014A , Pre-Refunded , 5% , 4/01/48 ............................. 20,000,000 22,978,400
Revenue , 2016A , 5% , 4/01/48 ........................................ 25,000,000 29,941,500
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/45 ........................................ $ 4,500,000 $ 5,522,175
San Diego Unified School District ,
2020 M-2 , 3% , 7/01/50 .............................................. 25,000,000 27,230,000
GO , 1999 A , NATL Insured , Zero Cpn., 7/01/21 ........................... 12,160,000 12,150,515
GO , 1999 A , NATL Insured , Zero Cpn., 7/01/22 ........................... 8,440,000 8,411,979
GO , 1999 A , NATL Insured , Zero Cpn., 7/01/23 ........................... 11,120,000 11,037,712
GO , 2009-1 , Pre-Refunded , 6% , 7/01/33 ................................ 104,505,000 125,325,531
GO , 2010C , 0% , 7/01/48 ............................................ 29,840,000 33,729,346
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 74,270,000 73,437,433
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 35,731
GO , 2020 D2 , 4% , 7/01/50 ........................................... 125,000,000 150,642,500
GO , F , 5% , 7/01/40 ................................................ 56,510,000 66,656,370
GO , F , 5% , 7/01/45 ................................................ 34,370,000 40,226,992
GO , G , 5% , 7/01/40 ................................................ 13,000,000 15,334,150
GO , R-2 , Refunding , 0% , 7/01/40 ...................................... 79,760,000 94,177,418
San Francisco Bay Area Rapid Transit District ,
GO , 2020 C-1 , 4% , 8/01/45 .......................................... 35,295,000 42,336,705
GO , 2020 C-1 , 3% , 8/01/50 .......................................... 65,000,000 70,541,900
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016B , 5% , 5/01/46 ........................................ 28,040,000 32,636,317
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 25,000,000 30,717,250
Revenue, Second Series , 2014B , 5% , 5/01/44 ............................ 31,000,000 34,799,670
Revenue, Second Series , 2017A , 5% , 5/01/42 ............................ 20,910,000 24,998,323
Revenue, Second Series , 2017A , 5% , 5/01/47 ............................ 49,090,000 58,189,814
Revenue, Second Series , 2017B , 5% , 5/01/47 ............................ 70,725,000 85,003,670
Revenue, Second Series , 2018 , 5.25% , 5/01/48 ........................... 120,000,000 146,949,600
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 117,910,000 142,388,116
Revenue, Second Series , 2018E , 5% , 5/01/48 ............................ 44,650,000 54,532,831
Revenue, Second Series , 2019E , 5% , 5/01/50 ............................ 6,500,000 7,975,760
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017B , AGMC Insured , 5% , 8/01/46 ................... 10,000,000 12,124,300
San Francisco Community College District , GO , A , 4% , 6/15/45 ................. 7,000,000 8,422,540
San Gabriel Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 3,530,000 3,372,103
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 1,850,000 1,748,805
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/26 ............... 13,155,000 12,038,009
Revenue , Refunding , 0% , 1/15/38 ..................................... 245,085,000 341,324,444
Revenue , 1997 A , Refunding , 0% , 1/15/40 ............................... 158,655,000 226,822,707
Revenue , 1997 A , Refunding , Zero Cpn., 1/15/41 .......................... 141,024,000 203,173,277
Revenue , 1997 A , Refunding , Zero Cpn., 1/15/42 .......................... 141,024,000 204,283,136
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,630,004
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 31,968,385
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 34,375,731
Revenue, Senior Lien , 2014A , Refunding , 5% , 1/15/44 ...................... 125,000,000 139,341,250
Revenue, Senior Lien , 2014A , Refunding , 5% , 1/15/50 ...................... 430,000,000 476,758,200
San Jose Evergreen Community College District , GO , B , 2.5% , 9/01/45 ........... 24,815,000 25,226,433
San Jose Unified School District ,
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,834,158
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,539,939
San Juan Unified School District ,
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/26 ........................... 15,825,000 14,112,577

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Juan Unified School District, (continued)
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/27 ........................... 18,605,000 17,626,005
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/28 ........................... 19,470,000 18,081,789
San Luis Obispo County Financing Authority , Revenue , 2015A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... $ 10,000,000 $ 11,914,600
San Marcos Public Financing Authority , Revenue , 1994 A , ETM, 6.25% , 9/02/22 .... 15,000,000 16,501,650
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 .. 6,080,000 5,897,782
San Mateo Foster City Public Financing Authority , City of San Mateo Sewer , Revenue ,
2019 , 5% , 8/01/49 ................................................. 29,000,000 37,331,120
San Mateo Union High School District ,
COP , 2007 , Pre-Refunded , AMBAC Insured , 5% , 12/15/43 ................... 11,535,000 13,639,330
GO , 2002 B , NATL Insured , Zero Cpn., 9/01/22 ........................... 5,000,000 4,981,150
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 ................. 17,060,000 19,967,877
Sanger Public Financing Authority ,
Revenue , 2013 , AGMC Insured , 5% , 6/15/35 ............................. 2,360,000 2,609,287
Revenue , 2013 , AGMC Insured , 5% , 6/15/43 ............................. 6,155,000 6,771,977
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ............... 10,000,000 11,485,000
Santa Ana Community Redevelopment Agency Successor Agency ,
Tax Allocation , 2011A , Pre-Refunded , 6.25% , 9/01/24 ....................... 7,005,000 7,072,528
Tax Allocation , 2011A , Pre-Refunded , 6.75% , 9/01/28 ....................... 13,500,000 13,639,590
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ... 11,225,000 10,145,829
Santa Clara Valley Water District ,
Revenue , 2020 A , Refunding , 5% , 6/01/45 ............................... 5,000,000 6,553,200
Revenue , 2020 A , Refunding , 5% , 6/01/50 ............................... 5,000,000 6,512,700
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 23,444,800
Santa Maria Joint Union High School District , GO , 2014 , 4% , 8/01/37 ............ 14,230,000 15,583,273
Santa Paula Utility Authority ,
Revenue , 2015A , Pre-Refunded , 5% , 2/01/45 ............................. 16,495,000 19,615,689
Revenue , 2015A , Pre-Refunded , 5% , 2/01/50 ............................. 21,050,000 25,032,450
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 27,780,550
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015A , Refunding , AGMC Insured , 5% , 12/01/45 ................ 10,000,000 11,843,600
Sonoma Community Development Agency Successor Agency , Tax Allocation ,
2011 , 7.125% , 12/01/36 ............................................. 10,775,000 11,338,640
Southern California Public Power Authority , Revenue , 2007A , 5% , 11/01/33 ........ 17,500,000 24,110,275
Southern California Water Replenishment District , COP , 2011 , Pre-Refunded , 5% ,
8/01/41 ......................................................... 22,870,000 23,513,562
Southern Mono Health Care District ,
GO , A , NATL Insured , Zero Cpn., 8/01/28 ................................ 2,340,000 2,110,282
GO , A , NATL Insured , Zero Cpn., 8/01/29 ................................ 2,440,000 2,142,808
GO , A , NATL Insured , Zero Cpn., 8/01/30 ................................ 2,550,000 2,179,077
GO , A , NATL Insured , Zero Cpn., 8/01/31 ................................ 2,660,000 2,214,317
Southwestern Community College District , GO , D , 5% , 8/01/44 ................. 10,000,000 11,768,400
Stanislaus Union School District , GO , B , Pre-Refunded , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 3,400,000 3,497,104
State of California ,
GO , 6% , 5/01/24 .................................................. 2,565,000 2,613,478
GO , NATL Insured , 6% , 8/01/24 ....................................... 990,000 994,198
GO , 5.625% , 9/01/24 ............................................... 255,000 257,178
GO , AMBAC Insured , 5.9% , 3/01/25 .................................... 170,000 171,525
GO , Refunding , 5% , 3/01/35 ......................................... 50,000,000 67,282,500
GO , Refunding , 4% , 3/01/36 ......................................... 10,000,000 12,412,300
GO , 5% , 10/01/39 ................................................. 15,000,000 18,195,000
GO , 5% , 10/01/41 ................................................. 15,250,000 15,761,180
GO , 5% , 4/01/43 .................................................. 44,745,000 49,091,977

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO , 5% , 10/01/44 ................................................. 25,000,000 28,822,250
GO , 5% , 8/01/45 .................................................. 22,500,000 26,644,725
GO , 4% , 3/01/46 .................................................. 6,750,000 8,132,872
GO , 5% , 8/01/46 .................................................. 20,000,000 24,430,800
GO , 5% , 10/01/47 ................................................. 81,000,000 97,790,490
GO , 5% , 4/01/49 .................................................. 5,000,000 6,342,100
GO , 1992 , NATL Insured , 6% , 10/01/21 ................................. 35,000 35,494
GO , 1996 , Pre-Refunded , FGIC Insured , 5.375% , 6/01/26 ................... 1,335,000 1,363,382
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 5,005,000 5,070,666
GO , 2004 , 5.125% , 4/01/24 .......................................... 5,000 5,018
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,073
GO , 2012 , 5% , 4/01/42 ............................................. 85,000,000 89,709,850
GO , 2017 , 5% , 11/01/47 ............................................. 10,000,000 12,485,500
State of California Department of Water Resources ,
Revenue , BB , Refunding , 5% , 12/01/32 ................................. 17,110,000 24,025,520
Revenue , BB , Refunding , 5% , 12/01/33 ................................. 10,785,000 15,076,136
Revenue , BB , Refunding , 5% , 12/01/35 ................................. 3,100,000 4,309,992
Sulphur Springs Union School District ,
COP , 2010 , AGMC Insured , ETM, 6.5% , 12/01/37 .......................... 1,725,000 1,934,743
COP , 2010 , AGMC Insured , 6.5% , 12/01/37 .............................. 11,390,000 14,390,012
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ........... $ 10,000,000 $ 11,247,400
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 10,410,000 13,016,664
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 7,985,000 9,927,351
Tulare County Board of Education ,
COP , Pre-Refunded , BAM Insured , 5.375% , 5/01/33 ........................ 3,185,000 3,568,251
COP , Pre-Refunded , BAM Insured , 5.5% , 5/01/38 ......................... 8,305,000 9,328,425
COP , Pre-Refunded , BAM Insured , 5.5% , 5/01/43 ......................... 10,855,000 12,192,662
Union Elementary School District ,
GO , 1999-A , NATL Insured , Zero Cpn., 9/01/24 ........................... 2,000,000 1,964,060
GO , 2001B , NATL Insured , Zero Cpn., 9/01/25 ............................ 5,500,000 5,355,680
GO , 2001B , NATL Insured , Zero Cpn., 9/01/26 ............................ 5,850,000 5,622,611
University of California ,
Revenue , 2015 I , Refunding , 5% , 5/15/40 ................................ 22,990,000 26,972,558
Revenue , 2015 I , Refunding , 5% , 5/15/50 ................................ 25,420,000 29,539,565
Revenue , 2016AR , Refunding , 5% , 5/15/41 .............................. 13,760,000 16,602,266
Revenue , 2016K , 4% , 5/15/46 ........................................ 19,850,000 22,396,556
Revenue , 2017M , 5% , 5/15/37 ........................................ 15,410,000 19,187,916
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 72,325,000 90,907,462
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 18,372,960
Revenue , 2018 O , Refunding , 5% , 5/15/43 ............................... 30,120,000 38,065,656
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 20,000,000 25,059,000
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 10,000,000 12,450,500
Revenue , 2020 BE , Refunding , 5% , 5/15/41 .............................. 20,000,000 26,648,000
Revenue , 2020 BE , Refunding , 5% , 5/15/42 .............................. 26,250,000 34,855,275
Revenue , 2020 BE , Refunding , 4% , 5/15/47 .............................. 13,000,000 15,668,250
Revenue , 2020 BE , Refunding , 4% , 5/15/50 .............................. 13,000,000 15,598,960
Upland Unified School District , GO , 2011C , Zero Cpn., 8/01/45 ................. 62,900,000 32,554,524
Vacaville Unified School District , GO , D , 4% , 8/01/45 ......................... 2,000,000 2,347,260
Val Verde Unified School District ,
GO , 2010B , AGMC Insured , 0% , 8/01/34 ................................ 1,000,000 1,363,560
GO , 2015B , Refunding , BAM Insured , 5% , 8/01/44 ......................... 15,000,000 17,383,050
GO , 2020A , BAM Insured , 4% , 8/01/46 ................................. 1,450,000 1,680,014
GO , 2020A , BAM Insured , 2.75% , 8/01/49 ............................... 3,000,000 3,074,910

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Val Verde Unified School District, (continued)
GO , 2020E , BAM Insured , 2.75% , 8/01/46 ............................... 1,100,000 1,131,603
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004-A , 5.8% , 9/01/31 .................................... $ 3,495,000 $ 3,510,063
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,483,026
Vista Unified School District ,
GO , 2002A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 7,150,000 6,852,918
GO , 2002A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 4,795,000 4,546,427
Washington Township Health Care District ,
GO , 2015B , 5% , 8/01/45 ............................................ 15,000,000 17,034,000
Revenue , 2010-A , Refunding , 5.5% , 7/01/38 ............................. 11,000,000 11,000,000
West Hills Community College District , GO , 2011B , Pre-Refunded , AGMC Insured ,
6.5% , 8/01/41 .................................................... 4,000,000 4,144,520
West Sacramento Area Flood Control Agency ,
Special Assessment , 2011 , Pre-Refunded , 5.25% , 9/01/41 ................... 9,030,000 9,335,936
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/40 ..................... 3,000,000 3,569,820
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/45 ..................... 7,500,000 8,871,825
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 .. 4,940,000 6,839,578
Western Placer Unified School District , COP , 2011 , AGMC Insured , ETM, 5.2% ,
11/01/41 ........................................................ 1,000,000 1,041,140
Western Riverside Water & Wastewater Financing Authority ,
Revenue , 2009 , AGMC Insured , 5.5% , 9/01/34 ............................ 1,750,000 1,756,475
Revenue , 2009 , AGMC Insured , 5.625% , 9/01/39 .......................... 2,500,000 2,509,075
Wiseburn School District , GO , 2011B , Pre-Refunded , AGMC Insured , 5.625% , 5/01/41 10,000,000 10,317,200
16,633,675,293
U.S. Territories 0.6%
Puerto Rico 0.6%
Children's Trust Fund ,
Revenue , 5.5% , 5/15/39 ............................................. 6,210,000 6,356,307
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,078,240
d
Puerto Rico Electric Power Authority ,
Revenue , 2012A-RSA-1 2012A , 5% , 7/01/29 ............................. 20,000,000 16,200,000
Revenue , 2012A-RSA-1 2013A , 7% , 7/01/33 ............................. 50,000,000 41,812,500
Revenue , WW-RSA-1 , 5% , 7/01/28 .................................... 12,030,000 9,744,300
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 5,800,000 6,003,000
96,194,347
Total U.S. Territories .................................................................... 96,194,347
Total Municipal Bonds (Cost $ 14,090,585,665 ) ..................................
16,729,869,640
Total Long Term Investments (Cost $ 14,144,457,790 ) ............................
16,786,815,245
a
a a a a

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

See Abbreviations on page 20 .
Short Term Investments 1.5%
a a
Principal Amount
a
Value
Municipal Bonds 1.5%
California 1.5%
e
Los Angeles Department of Water & Power , Power System , Revenue , 2002
A-4 , Refunding , SPA Bank of America NA , Daily VRDN and Put , 0.08% , 7/01/35 ... $ 19,450,000 $ 19,450,000
e
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.05% , 5/15/32 ................................... 10,600,000 10,600,000
e
Santa Clara Valley Transportation Authority , Revenue , 2008D , Refunding , SPA TD
Bank NA , Daily VRDN and Put , 0.09% , 4/01/36 ........................... 11,500,000 11,500,000
e
State of California ,
GO , 2003A-3 , LOC Bank of Montreal , Daily VRDN and Put , 0.06% , 5/01/33 ...... 10,000,000 10,000,000
GO , 2003C-4 , LOC US Bank NA , Daily VRDN and Put , 0.02% , 5/01/33 ......... 11,290,000 11,290,000
GO , 2004 A1 , LOC Citibank NA , Daily VRDN and Put , 0.06% , 5/01/34 .......... 12,100,000 12,100,000
e
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 0.07% , 5/15/48 .................. 102,505,000 102,505,000
Revenue , 2013 AL-2 , Refunding , Daily VRDN and Put , 0.06% , 5/15/48 .......... 41,330,000 41,330,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 0.07% , 5/15/48 .......... 46,150,000 46,150,000
264,925,000
Total Municipal Bonds (Cost $ 264,925,000 ) .....................................
264,925,000
Total Short Term Investments (Cost $ 264,925,000 ) ...............................
264,925,000
a
Total Investments (Cost $ 14,409,382,790 ) 99 .3% ................................
$17,051,740,245
Other Assets, less Liabilities 0 .7% ............................................
118,301,616
Net Assets 100.0% ...........................................................
$17,170,041,861
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $14,492,100, representing 0.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund

Quarterly Statements of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin California Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statements of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2020, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ABAG Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrow to Maturity
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.